Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Business Combination Marketing Agreement
In conjunction with the Initial Public Offering, the Company entered into a Business Combination Marketing Agreement (the “BCMA”) under which the Company engaged Morgan Stanley and EarlyBirdCapital as advisors in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the Business Combination, assist the Company in obtaining stockholder approval for the Business Combination, and assist the Company with its press releases and public filings in connection with the Business Combination. Under the BCMA, the Company agreed to pay Morgan Stanley and EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $9,056,250 (exclusive of any applicable finders’ fees which might become payable).
On July 5, 2022, Morgan Stanley entered into a letter agreement with the Company and EarlyBirdCapital that amended the BCMA by (i) removing Morgan Stanley as a party to the BCMA and releasing it from its obligations thereunder; (ii) stating that Morgan Stanley would no longer have any rights, benefits, liabilities or obligations thereunder; (iii) reducing the fee payable thereunder from 3.5% to 1.75% of the gross proceeds of the Initial Public Offering (such reduced amount totaling $4,528,125), which becomes payable solely to EarlyBirdCapital on the condition that the Company successfully completes a business combination transaction; and (iv) obligating the Company to indemnify Morgan Stanley for any claims arising out of the letter agreement and to continue to indemnify Morgan Stanley as provided under the BCMA. As a result of such letter agreement, Morgan Stanley is no longer required to perform any services under the BCMA and is not entitled to receive any compensation thereunder. The letter agreement did not amend the provision of the BCMA which provides that the full amount of the original BCMA Fee (totaling $9,056,250) will be returned to the Public Stockholders upon the Company’s liquidation if the Company does not consummate a Business Combination within 24 months of the Initial Public Offering (or any extension thereof).

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Representative Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) have registration rights requiring the Company to register a sale of any of the securities held by them prior to the consummation of a Business Combination. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement
The Company has engaged Morgan Stanley and EarlyBirdCapital as advisors in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay Morgan Stanley and EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $9,056,250 (exclusive of any applicable finders’ fees which might become payable).